BOARD OF DIRECTORS' RETIREMENT POLICY (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Accrual balance	$ 74,238
Retirement benefit amortized term	15 years
Director
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation policy, description	The Board previously had a deferred compensation policy (Policy) to compensate Board members for their service to the Company. The retirement date for directors was the later of the last month in which they reached age 70 or completion of their term if they were elected to the Board during the annual meeting resulting in service beyond age 70. Upon retirement, Board members receive deferred compensation for the remainder of their life up to a maximum of $2,000 per month. Board members vested in the Policy based on service as follows: zero to four years of service (20%), five years of service (40%), six years of service (60%), seven years of service (80%) and eight years of service (100%). On September 21, 2011, the Board rescinded this retirement policy for current directors.
Total liability for the combined policies and agreements	$ 268,000	$ 259,000